Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment charge				$ 386.2
Amortization of intangible assets	$ 7.7	$ 6.2	$ 23.0	$ 18.6
Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Regain the loss of revenue			2 years
Discount rate			13.50%
Minimum [Member] | Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Growth rate			2.50%
Maximum [Member] | Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Discount rate			3.10%